Condensed Consolidating Financial Information Condensed Consolidating Financial Information Condensed Consolidating Financial Information (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
5.375% Senior Notes due in 2024 [Member]
Senior Notes	$ 500	$ 500
5.00% Senior Notes due in 2026 [Member]
Senior Notes	$ 350	$ 0